Plan Assets Related to Other Postretirement Benefits by Level within the Fair Value Hierarchy (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Plan assets	$ 161		$ 165		$ 161
Fair Value, Inputs, Level 1
Plan assets	68	[1]	70	[1]
Fair Value, Inputs, Level 2
Plan assets	93	[1]	95	[1]
Equity Mutual Funds | Large Cap Funds
Plan assets	37		39
Equity Mutual Funds | Tax Exempt Fixed Maturities
Plan assets	25		24
Equity Mutual Funds | International
Plan assets	6		7
Equity Mutual Funds | Fair Value, Inputs, Level 1 | Large Cap Funds
Plan assets	37	[1]	39	[1]
Equity Mutual Funds | Fair Value, Inputs, Level 1 | Tax Exempt Fixed Maturities
Plan assets	25	[1]	24	[1]
Equity Mutual Funds | Fair Value, Inputs, Level 1 | International
Plan assets	6	[1]	7	[1]
Equity Mutual Funds | Fair Value, Inputs, Level 2 | Large Cap Funds
Plan assets	0	[1]	0	[1]
Equity Mutual Funds | Fair Value, Inputs, Level 2 | Tax Exempt Fixed Maturities
Plan assets	0	[1]	0	[1]
Equity Mutual Funds | Fair Value, Inputs, Level 2 | International
Plan assets	0	[1]	0	[1]
Common And Collective Funds | SunTrust Reserve Fund
Plan assets	1		2
Common And Collective Funds | SunTrust Equity Fund
Plan assets	37		38
Common And Collective Funds | SunTrust Georgia Tax-Free Fund
Plan assets	26		26
Common And Collective Funds | SunTrust National Tax-Free Fund
Plan assets	17		17
Common And Collective Funds | SunTrust Aggregate Fixed Income Fund
Plan assets	7		7
Common And Collective Funds | SunTrust Short Term Bond Fund
Plan assets	5		5
Common And Collective Funds | Fair Value, Inputs, Level 1 | SunTrust Reserve Fund
Plan assets	0	[1]	0	[1]
Common And Collective Funds | Fair Value, Inputs, Level 1 | SunTrust Equity Fund
Plan assets	0	[1]	0	[1]
Common And Collective Funds | Fair Value, Inputs, Level 1 | SunTrust Georgia Tax-Free Fund
Plan assets	0	[1]	0	[1]
Common And Collective Funds | Fair Value, Inputs, Level 1 | SunTrust National Tax-Free Fund
Plan assets	0	[1]	0	[1]
Common And Collective Funds | Fair Value, Inputs, Level 1 | SunTrust Aggregate Fixed Income Fund
Plan assets	0	[1]	0	[1]
Common And Collective Funds | Fair Value, Inputs, Level 1 | SunTrust Short Term Bond Fund
Plan assets	0	[1]	0	[1]
Common And Collective Funds | Fair Value, Inputs, Level 2 | SunTrust Reserve Fund
Plan assets	1	[1]	2	[1]
Common And Collective Funds | Fair Value, Inputs, Level 2 | SunTrust Equity Fund
Plan assets	37	[1]	38	[1]
Common And Collective Funds | Fair Value, Inputs, Level 2 | SunTrust Georgia Tax-Free Fund
Plan assets	26	[1]	26	[1]
Common And Collective Funds | Fair Value, Inputs, Level 2 | SunTrust National Tax-Free Fund
Plan assets	17	[1]	17	[1]
Common And Collective Funds | Fair Value, Inputs, Level 2 | SunTrust Aggregate Fixed Income Fund
Plan assets	7	[1]	7	[1]
Common And Collective Funds | Fair Value, Inputs, Level 2 | SunTrust Short Term Bond Fund
Plan assets	$ 5	[1]	$ 5	[1]

[1]	Schedule does not include accrued income.(Dollars in millions) Assets Measuredat Fair Value asof December 31,2010 Fair ValueMeasurements as ofDecember 31, 20101Quoted Prices InActive Marketsfor IdenticalAssets (Level 1) Significant OtherObservableInputs(Level 2) SignificantUnobservableInputs(Level 3)Mutual funds: Large cap fund $39 $39 $— $—Investment grade tax-exempt bond 24 24 — —International fund 7 7 — —Common and collective funds: SunTrust Reserve Fund 2 — 2 —SunTrust Equity Fund 38 — 38 —SunTrust Georgia Tax-Free Fund 26 — 26 —SunTrust National Tax-Free Fund 17 — 17 —SunTrust Aggregate Fixed Income Fund 7 — 7 —SunTrust Short-Term Bond Fund 5 — 5 — $165 $70 $95 $—